BORROWINGS AND NON-CURRENT FINANCIAL LIABILITIES (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Short-term loans	€ 2,919	€ 3,990
Warrant liabilitie	€ 5,513	€ 1,920
Business combination description	the market price of each warrant was approximately €1.46 per warrant or €9,450 thousand in the aggregate. As of December 31, 2021, the market price decreased to approximately €0.86 per warrant; therefore, as of December 31, 2021, the fair value of the warrant liabilities amounted to €5,513 thousand. The change in fair value of the warrants was recorded in the consolidated and combined carve-out income statement as finance income amounting to €3,937 thousand for the year ended December 31, 2021.
Codere Espana S A [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	€ 2,919		€ 17,777
Reduction in other borrowings	€ 38,500